Note 5 - Other Operating Expenses - Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Hosting		$ 10,161	$ 9,267	$ 7,647
Audit, legal and other advisory services	[1]	8,669	6,857	6,579
Software license fees		3,357	2,149	1,782
Rent and other office expenses		2,700	3,743	3,152
Travel		1,848	1,496	542
Other expenses		4,106	3,502	3,101
Total other operating expenses		$ 30,842	$ 27,015	$ 22,802

[1]	Amount in 2020 includes US$3.5 million related to actions taken following a short seller report.